UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00159)

Exact name of registrant as specified in charter: Putnam Investors Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
10/31/09 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and defense (3.0%)
BAE Systems PLC (United Kingdom)	583,925	$3,010,851
Goodrich Corp.	136,500	7,418,775
Lockheed Martin Corp.	100,184	6,891,657
Northrop Grumman Corp.	108,100	5,419,053
Raytheon Co.	196,400	8,892,992
United Technologies Corp. (S)	245,800	15,104,410
		46,737,738

Agriculture (0.2%)
Archer Daniels Midland Co.	122,700	3,695,724
		3,695,724

Airlines (0.1%)
UAL Corp. (NON) (S)	331,543	2,158,345
		2,158,345

Banking (7.1%)
Banco Santander Brasil SA ADS (Brazil) (NON)	215,032	2,550,280
Bank of America Corp. (S)	1,778,280	25,927,322
First Midwest Bancorp, Inc. (S)	149,500	1,554,800
Flushing Financial Corp.	362,525	4,071,156
JPMorgan Chase & Co.	1,054,173	44,032,806
State Street Corp.	70,600	2,963,788
United Community Banks, Inc. (NON)	1,109,163	4,503,202
Wells Fargo & Co. (S)	867,398	23,870,793
		109,474,147

Beverage (1.5%)
Coca-Cola Enterprises, Inc. (S)	266,000	5,072,620
Molson Coors Brewing Co. Class B	77,800	3,809,866
PepsiCo, Inc. (S)	239,200	14,483,560
		23,366,046

Biotechnology (1.5%)
Amgen, Inc. (NON)	371,700	19,971,441
Talecris Biotherapeutics Holdings Corp. (NON) (S)	160,633	3,222,298
		23,193,739

Broadcasting (0.9%)
CBS Corp. Class B (S)	244,400	2,876,588
Discovery Communications, Inc. Class A (NON) (S)	136,000	3,740,000
Liberty Media Corp. - Entertainment Class A (NON)	254,100	7,831,362
		14,447,950

Cable television (1.6%)
Comcast Corp. Class A	700,300	10,154,350
DIRECTV Group, Inc. (The) (NON) (S)	181,200	4,765,560
DISH Network Corp. Class A (NON)	208,500	3,627,900
Time Warner Cable, Inc. (S)	143,213	5,648,321
		24,196,131

Chemicals (1.7%)
Agrium, Inc. (Canada)	70,900	3,328,755
Dow Chemical Co. (The) (S)	264,243	6,204,426
E.I. du Pont de Nemours & Co.	159,300	5,068,926
Lubrizol Corp. (The) (S)	53,300	3,547,648
Monsanto Co.	94,736	6,364,364
W.R. Grace & Co. (NON)	84,337	1,846,137
		26,360,256

Coal (0.3%)
Walter Industries, Inc.	73,100	4,276,350
		4,276,350

Combined utilities (0.6%)
El Paso Corp.	964,900	9,465,669
		9,465,669

Commercial and consumer services (0.5%)
Alliance Data Systems Corp. (NON) (S)	76,600	4,211,468
Manpower, Inc. (S)	77,700	3,683,757
		7,895,225

Communications equipment (4.1%)
Cisco Systems, Inc. (NON) (S)	1,458,100	33,317,585

CommScope, Inc. (NON)	86,600	2,339,932
Harris Corp.	91,600	3,821,552
Motorola, Inc. (S)	792,900	6,795,153
Qualcomm, Inc.	412,700	17,089,907
		63,364,129

Computers (7.1%)
Apple, Inc. (NON)	205,367	38,711,680
EMC Corp. (NON)	1,062,200	17,494,434
Hewlett-Packard Co. (S)	315,240	14,961,290
IBM Corp.	307,000	37,027,270
Silicon Graphics International Corp. (NON)	255,200	1,520,992
		109,715,666

Conglomerates (2.4%)
General Electric Co. (S)	1,254,200	17,884,892
NBH Holdings Corp. 144A	159,300	3,186,000
SPX Corp.	79,500	4,196,010
Tyco International, Ltd.	350,500	11,759,275
		37,026,177

Consumer goods (1.9%)
Estee Lauder Cos., Inc. (The) Class A (S)	54,800	2,329,000
Kimberly-Clark Corp.	124,200	7,596,072
Procter & Gamble Co. (The)	341,400	19,801,200
		29,726,272

Containers (0.3%)
Crown Holdings, Inc. (NON)	160,000	4,264,000
		4,264,000

Electric utilities (1.7%)
Ameren Corp.	214,728	5,226,480
CMS Energy Corp. (S)	355,600	4,729,480
Edison International	365,800	11,639,756
Great Plains Energy, Inc. (S)	278,100	4,811,130
		26,406,846

Electrical equipment (0.1%)
Yingli Green Energy Holding Co., Ltd. ADR (China)
(NON) (S)	174,700	2,023,026
		2,023,026

Electronics (1.7%)
Garmin, Ltd. (S)	108,700	3,289,262
Intel Corp. (S)	427,000	8,159,970
Texas Instruments, Inc.	647,000	15,172,150
		26,621,382

Energy (oil field) (2.0%)
ENSCO International, Inc. (S)	74,600	3,415,934
Halliburton Co. (S)	320,900	9,373,489
Schlumberger, Ltd.	84,500	5,255,900
Transocean, Ltd. (Switzerland) (NON)	109,000	9,146,190
Weatherford International, Ltd. (Switzerland) (NON)	256,400	4,494,692
		31,686,205

Energy (other) (0.2%)
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	254,500	1,208,875
Trina Solar, Ltd. ADR (China) (NON) (S)	52,000	1,688,960
		2,897,835

Engineering and construction (0.4%)
KBR, Inc. (S)	132,200	2,706,134
Shaw Group, Inc. (NON) (S)	156,800	4,023,488
		6,729,622

Financial (0.6%)
Broadridge Financial Solutions, Inc.	208,100	4,330,561
CME Group, Inc. (S)	15,800	4,781,238
		9,111,799

Food (2.0%)
Campbell Soup Co. (S)	350,700	11,134,725
General Mills, Inc. (S)	107,200	7,066,624
Kraft Foods, Inc. Class A	439,517	12,095,508
		30,296,857

Forest products and packaging (0.7%)
International Paper Co.	137,700	3,072,087
MeadWestvaco Corp. (S)	186,100	4,248,663
Sealed Air Corp. (S)	166,200	3,196,026
		10,516,776

Health-care services (3.5%)
Aetna, Inc.	132,900	3,459,387
AmerisourceBergen Corp.	156,700	3,470,905
Community Health Systems, Inc. (NON) (S)	105,900	3,312,552
McKesson Corp.	292,800	17,196,144
Medco Health Solutions, Inc. (NON)	56,000	3,142,720
Omnicare, Inc. (S)	304,500	6,598,515
UnitedHealth Group, Inc.	198,700	5,156,265
Universal Health Services, Inc. Class B	51,600	2,871,540
WellPoint, Inc. (NON)	178,700	8,356,012
		53,564,040

Insurance (4.0%)
ACE, Ltd.	259,600	13,333,056
Aflac, Inc.	113,300	4,700,817
American Financial Group, Inc.	127,000	3,124,200
Assured Guaranty, Ltd. (Bermuda)	369,050	6,118,849
Berkshire Hathaway, Inc. Class B (NON)	2,711	8,900,213
Hartford Financial Services Group, Inc. (The)	249,300	6,112,836
RenaissanceRe Holdings, Ltd.	60,700	3,186,750
Travelers Cos., Inc. (The)	283,600	14,120,444
XL Capital, Ltd. Class A (S)	153,622	2,520,937
		62,118,102

Investment banking/Brokerage (2.0%)
BlackRock, Inc.	15,300	3,312,297
Goldman Sachs Group, Inc. (The)	161,300	27,448,421
		30,760,718

Lodging/Tourism (0.3%)
Carnival Corp.	147,800	4,303,936
		4,303,936

Machinery (0.3%)
Timken Co.	189,700	4,179,091
		4,179,091

Manufacturing (0.8%)
Eaton Corp.	63,400	3,832,530
Illinois Tool Works, Inc.	110,500	5,074,160
Mueller Water Products, Inc. Class A	711,967	3,189,612
		12,096,302

Media (1.7%)
Interpublic Group of Companies, Inc. (The) (NON)	494,303	2,975,704
Time Warner, Inc. (S)	466,966	14,065,016
Viacom, Inc. Class B (NON)	363,700	10,034,483
WPP PLC (United Kingdom)	2,631	23,641
		27,098,844

Medical technology (2.1%)
Boston Scientific Corp. (NON)	724,003	5,878,904
Covidien PLC (Ireland)	113,900	4,797,468
Hospira, Inc. (NON) (S)	139,900	6,245,136
Medtronic, Inc.	288,800	10,310,160
St. Jude Medical, Inc. (NON)	163,900	5,585,712
		32,817,380

Metals (0.6%)
ArcelorMittal Class A (NY Shares) (Luxembourg) (S)	109,000	3,708,180
Nucor Corp.	137,800	5,491,330
		9,199,510

Natural gas utilities (0.2%)
NiSource, Inc. (S)	276,300	3,569,796
		3,569,796

Office equipment and supplies (0.2%)
Pitney Bowes, Inc. (S)	127,100	3,113,950
		3,113,950

Oil and gas (9.5%)
Anadarko Petroleum Corp.	224,200	13,660,506
BP PLC ADR (United Kingdom) (S)	145,600	8,243,872
Chevron Corp. (S)	436,100	33,379,094
El Paso Pipeline Partners, LP. (Units)	250,845	5,523,607
Exxon Mobil Corp.	461,200	33,054,204
Marathon Oil Corp.	469,200	15,000,324
Occidental Petroleum Corp.	228,100	17,308,228
PetroHawk Energy Corp. (NON) (S)	202,101	4,753,416
Total SA ADR (France) (S)	108,000	6,487,560
XTO Energy, Inc.	255,600	10,622,736
		148,033,547

Pharmaceuticals (6.4%)

Abbott Laboratories	359,700	18,190,029
Johnson & Johnson	568,400	33,564,020
Merck & Co., Inc. (S)	409,600	12,668,928
Pfizer, Inc.	2,023,826	34,465,757
		98,888,734

Power producers (0.5%)
AES Corp. (The) (NON) (S)	627,500	8,201,425
		8,201,425

Publishing (0.5%)
Gannett Co., Inc. (S)	531,400	5,218,348
R. R. Donnelley & Sons Co.	151,600	3,044,128
		8,262,476

Railroads (0.8%)
Canadian National Railway Co. (Canada) (S)	68,000	3,280,320
CSX Corp.	206,900	8,727,042
		12,007,362

Real estate (0.4%)
CBL & Associates Properties (R)	681,501	5,561,048
		5,561,048

Regional Bells (2.2%)
AT&T, Inc.	835,305	21,442,279
Verizon Communications, Inc.	428,100	12,667,479
		34,109,758

Restaurants (0.7%)
McDonald's Corp.	190,100	11,141,761
		11,141,761

Retail (6.3%)
Advance Auto Parts, Inc. (S)	73,000	2,719,980
Amazon.com, Inc. (NON)	31,300	3,718,753
Big Lots, Inc. (NON)	92,600	2,319,630
Coach, Inc.	191,200	6,303,864
Costco Wholesale Corp. (S)	73,300	4,167,105
CVS Caremark Corp.	520,210	18,363,413
GameStop Corp. Class A (NON) (S)	211,100	5,127,619
Gap, Inc. (The)	120,800	2,577,872
Home Depot, Inc. (The) (S)	372,400	9,343,516
Kohl's Corp. (NON)	54,700	3,129,934
Macy's, Inc. (S)	448,000	7,871,360
Mead Johnson Nutrition Co. Class A	77,000	3,237,080
Supervalu, Inc. (S)	173,600	2,755,032
Target Corp. (S)	138,200	6,693,026
TJX Cos., Inc. (The) (S)	76,300	2,849,805
Wal-Mart Stores, Inc.	343,200	17,050,176
		98,228,165

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	104,200	5,949,820
		5,949,820

Semiconductor (0.3%)
Atmel Corp. (NON)	982,000	3,653,040
Formfactor, Inc. (NON)	74,928	1,273,027
		4,926,067

Shipping (0.4%)
Diana Shipping, Inc. (Greece)	178,824	2,310,406
Ryder System, Inc. (S)	80,600	3,268,330
		5,578,736

Software (3.9%)
Akamai Technologies, Inc. (NON) (S)	92,300	2,030,600
CA, Inc.	203,100	4,248,852
Microsoft Corp. (S)	1,441,600	39,975,568
Oracle Corp.	644,900	13,607,390
		59,862,410

Technology (0.2%)
Unisys Corp. (NON) (S)	132,380	3,857,553
		3,857,553

Technology services (3.0%)
Accenture PLC Class A	343,063	12,720,776
Computer Sciences Corp. (NON) (S)	72,300	3,666,333
eBay, Inc. (NON)	186,800	4,160,036
Google, Inc. Class A (NON) (S)	41,000	21,980,920
Yahoo!, Inc. (NON) (S)	209,200	3,326,280
		45,854,345

Telecommunications (1.1%)
American Tower Corp. Class A (NON)	44,400	1,634,808
CenturyTel, Inc.	93,100	3,022,026
Iridium Communications, Inc. (NON) (S)	1,083,824	9,646,034
NII Holdings, Inc. (NON)	100,700	2,711,851
		17,014,719

Telephone (0.3%)
Qwest Communications International, Inc. (S)	1,339,610	4,809,200
		4,809,200

Textiles (0.3%)
Cintas Corp.	86,200	2,386,878
NIKE, Inc. Class B	38,000	2,362,840
		4,749,718

Tobacco (2.3%)
Altria Group, Inc.	412,900	7,477,619
Lorillard, Inc.	145,400	11,300,488
Philip Morris International, Inc.	354,000	16,765,440
		35,543,547

Waste Management (0.5%)
IESI-BFC, Ltd. (Canada)	653,139	8,392,836
		8,392,836

Total common stocks (cost $1,631,662,216)		$1,549,448,808

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	52,720	$3,230,154

Total convertible preferred stocks (cost $2,636,000)		$3,230,154

SHORT-TERM INVESTMENTS (20.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	3,350,782	$ 3,350,782
Short-term investments held as collateral for loaned
securities with a yield of 0.35% and a due date
of November 2, 2009 (d)	$310,966,204	310,960,158

Total short-term investments (cost $314,310,940)		$314,310,940

TOTAL INVESTMENTS

Total investments (cost $1,948,609,156) (b)		$1,866,989,902

WRITTEN OPTIONS OUTSTANDING at 10/31/09 (premiums received $141,811) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Gap, Inc. (The) (Call)	$120,800	Nov-09/$26.00	$2,358
Walter Industries, Inc. (Call)	73,100	Nov-09/$75.00	11,045

Total			$13,403

Key to holding's abbreviations

ADR  American Depository Receipts
ADS  American Depository Shares

NOTES

(a) Percentages indicated are based on net assets of $1,550,566,159.

(b) The aggregate identified cost on a tax basis is $1,952,110,872, resulting in gross unrealized appreciation and depreciation of $117,439,302 and $202,560,272, respectively, or net unrealized depreciation of $85,120,970.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2009, the value of securities loaned amounted to $294,623,306. Certain of these securities were sold prior to period-end. The fund received cash collateral of $310,960,158 which is pooled with collateral of other Putnam funds into a single broker cash account covered under the FDIC Temporary Liquidity Guarantee Program.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,894 for the period ended October 31, 2009. During the period ended October 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $60,420,404 and $60,693,442, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At October 31, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. For the period ended October 31, 2009, the transaction volume on Purchased options contracts was minimal. The fund had an average contract amount of $91,193 on Written options contracts for the period ended October 31, 2009. For the period ended October 31, 2009, the fund did have any activity on Futures contracts.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At October 31, 2009, the fund had a net liability position of $13,403 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$49,772,266	$--	$--

	Capital goods	84,525,714	3,010,851	--

	Communication services	80,129,808	--	--

	Conglomerates	33,840,177	3,186,000	--

	Consumer cyclicals	136,440,043	23,641	--

	Consumer staples	164,546,933	--	--

	Energy	186,893,937	--	--

	Financial	217,025,814	--	--

	Health care	208,463,893	--	--

	Technology	314,201,552	--	--

	Transportation	19,744,443	--	--

	Utilities and power	47,643,736	--	--

Total common stocks		1,543,228,316	6,220,492	--

Convertible preferred stocks		--	3,230,154	--

Short-term investments		3,350,782	310,960,158	--

Totals by level		$1,546,579,098	$320,410,804	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(13,403)	$--

Other financial instruments include written options.

Market Values of Derivative Instruments as of October 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$-	$13,403

Total	$--	$13,403

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009